Taxes - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects	(5.10%)	(2.20%)	(4.00%)
Annual inflation tax adjustment	3.00%	0.20%	(1.20%)
Difference between statutory income tax rates	1.00%	0.90%	1.80%
Non-deductible expenses	3.80%	4.50%	3.20%
Taxable (non-taxable) income	2.90%	(1.00%)	(0.50%)
Effect of changes in Argentina tax law	0.10%	(0.30%)	(0.90%)
Others	(1.90%)	(0.70%)	0.90%
Impairments	4.60%	0.90%	0.40%
Adjustments for previous tax years	30.30%
Income tax credit	(8.30%)
Tax Loss	16.30%	0.10%	0.50%
Consolidated Effective income tax rate (4)	76.70%	32.40%	30.20%
Effective income tax rate without extraordinary effects	33.80%